Earnings per Unit and Cash Distributions (Tables)	6 Months Ended
Jun. 30, 2022
Earnings per Unit and Cash Distributions
Schedule of calculations of basic and diluted earnings per unit

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands, except per unit data)	2022	2021	2022	2021
Net income (loss)	$9,888	$(10,925)	$36,668	$17,216
Less: Series A Preferred unitholders’ interest in net income	1,700	1,759	3,400	3,559
Net income attributable to the unitholders of KNOT Offshore Partners LP	8,188	(12,684)	33,268	13,657
Less: Distributions (2)	18,168	18,150	36,335	36,184
Under (over) distributed earnings	(9,980)	(30,834)	(3,067)	(22,527)
Under (over) distributed earnings attributable to:
Common unitholders (3)	(9,665)	(30,268)	(2,967)	(22,114)
Class B unitholders	(131)	—	(44)	—
General Partner	(183)	(566)	(56)	(413)
Weighted average units outstanding (basic) (in thousands):
Common unitholders	33,838	32,782	33,796	32,738
Class B unitholders	460	—	501	—
General Partner	640	615	640	615
Weighted average units outstanding (diluted) (in thousands):
Common unitholders (4)	37,772	36,619	37,730	36,594
Class B unitholders	460	—	501	—
General Partner	640	615	640	615
Earnings per unit (basic)
Common unitholders	$0.23	$(0.38)	$0.95	$0.41
Class B unitholders	0.19	—	0.87	—
General Partner	0.23	(0.38)	0.95	0.41
Earnings per unit (diluted):
Common unitholders (4)	$0.23	$(0.38)	$0.94	$0.41
Class B unitholders	0.19	—	0.87	—
General Partner	0.23	(0.38)	0.95	0.41
Cash distributions declared and paid in the period per unit (5)	0.52	0.52	1.04	1.04
Subsequent event: Cash distributions declared and paid per unit relating to the period (6)	0.52	0.52	1.04	1.04
(1)	Earnings per unit have been calculated in accordance with the cash distribution provisions set forth in the Partnership’s agreement of limited partnership (the “Partnership Agreement”).
(2)	This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the number of units outstanding at the record date. This included cash distributions to the IDR holder (KNOT) of $0.7 million and $1.4 million for three and six months ended June 30, 2021, respectively. There were no payments to the IDR holder (KNOT) for the three and six months ended June 30, 2022.
(3)	For the three and six months ended June 30, 2021, this included net income attributable to IDRs of $0.7 million and $1.4 million, respectively.
(4)	Diluted weighted average units outstanding and earnings per unit diluted for the three and six months ended June 30, 2022 and 2021 does not reflect any potential common shares relating to the convertible preferred units since the assumed issuance of any additional shares would be anti-dilutive.
(5)	Refers to cash distributions declared and paid during the period.
(6)	Refers to cash distributions declared and paid subsequent to the period end.